Loans and Allowance for Loan Losses (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Credit quality indicators
Total Loans	$ 1,170,520	$ 1,125,289
Pass [Member]
Credit quality indicators
Total Loans	1,121,102	1,058,008
Special Mention [Member]
Credit quality indicators
Total Loans	16,981	19,115
Substandard [Member]
Credit quality indicators
Total Loans	32,437	48,166
Doubtful [Member]
Credit quality indicators
Total Loans
Residential 1-4 Family [Member]
Credit quality indicators
Total Loans	341,977	344,029
Residential 1-4 Family [Member] | Pass [Member]
Credit quality indicators
Total Loans	326,648	326,406
Residential 1-4 Family [Member] | Special Mention [Member]
Credit quality indicators
Total Loans	9,969	9,537
Residential 1-4 Family [Member] | Substandard [Member]
Credit quality indicators
Total Loans	5,360	8,086
Residential 1-4 Family [Member] | Doubtful [Member]
Credit quality indicators
Total Loans
Multifamily [Member]
Credit quality indicators
Total Loans	16,140	9,791
Multifamily [Member] | Pass [Member]
Credit quality indicators
Total Loans	16,087	9,245
Multifamily [Member] | Special Mention [Member]
Credit quality indicators
Total Loans	53	53
Multifamily [Member] | Substandard [Member]
Credit quality indicators
Total Loans		493
Multifamily [Member] | Doubtful [Member]
Credit quality indicators
Total Loans
Commercial Real Estate [Member]
Credit quality indicators
Total Loans	469,757	422,531
Commercial Real Estate [Member] | Pass [Member]
Credit quality indicators
Total Loans	452,350	398,459
Commercial Real Estate [Member] | Special Mention [Member]
Credit quality indicators
Total Loans	5,699	7,963
Commercial Real Estate [Member] | Substandard [Member]
Credit quality indicators
Total Loans	11,708	16,109
Commercial Real Estate [Member] | Doubtful [Member]
Credit quality indicators
Total Loans
Construction [Member]
Credit quality indicators
Total Loans	190,356	166,460
Construction [Member] | Pass [Member]
Credit quality indicators
Total Loans	179,114	149,451
Construction [Member] | Special Mention [Member]
Credit quality indicators
Total Loans	282	459
Construction [Member] | Substandard [Member]
Credit quality indicators
Total Loans	10,960	16,550
Construction [Member] | Doubtful [Member]
Credit quality indicators
Total Loans
Farmland [Member]
Credit quality indicators
Total Loans	26,319	35,691
Farmland [Member] | Pass [Member]
Credit quality indicators
Total Loans	23,253	31,251
Farmland [Member] | Special Mention [Member]
Credit quality indicators
Total Loans	71	76
Farmland [Member] | Substandard [Member]
Credit quality indicators
Total Loans	2,995	4,364
Farmland [Member] | Doubtful [Member]
Credit quality indicators
Total Loans
Second mortgages [Member]
Credit quality indicators
Total Loans	12,477	14,711
Second mortgages [Member] | Pass [Member]
Credit quality indicators
Total Loans	11,123	13,158
Second mortgages [Member] | Special Mention [Member]
Credit quality indicators
Total Loans	477	517
Second mortgages [Member] | Substandard [Member]
Credit quality indicators
Total Loans	877	1,036
Second mortgages [Member] | Doubtful [Member]
Credit quality indicators
Total Loans
Equity lines of Credit [Member]
Credit quality indicators
Total Loans	36,260	39,307
Equity lines of Credit [Member] | Pass [Member]
Credit quality indicators
Total Loans	35,756	38,803
Equity lines of Credit [Member] | Special Mention [Member]
Credit quality indicators
Total Loans	295	316
Equity lines of Credit [Member] | Substandard [Member]
Credit quality indicators
Total Loans	209	188
Equity lines of Credit [Member] | Doubtful [Member]
Credit quality indicators
Total Loans
Commercial [Member]
Credit quality indicators
Total Loans	30,545	38,736
Commercial [Member] | Pass [Member]
Credit quality indicators
Total Loans	30,499	37,691
Commercial [Member] | Special Mention [Member]
Credit quality indicators
Total Loans	32	37
Commercial [Member] | Substandard [Member]
Credit quality indicators
Total Loans	14	1,008
Commercial [Member] | Doubtful [Member]
Credit quality indicators
Total Loans
Agricultural [Member]
Credit quality indicators
Total Loans	2,238	2,556
Agricultural [Member] | Pass [Member]
Credit quality indicators
Total Loans	2,215	2,534
Agricultural [Member] | Special Mention [Member]
Credit quality indicators
Total Loans	5
Agricultural [Member] | Substandard [Member]
Credit quality indicators
Total Loans	18	22
Agricultural [Member] | Doubtful [Member]
Credit quality indicators
Total Loans
Installment and Other [Member]
Credit quality indicators
Total Loans	44,451	51,477
Installment and Other [Member] | Pass [Member]
Credit quality indicators
Total Loans	44,057	51,010
Installment and Other [Member] | Special Mention [Member]
Credit quality indicators
Total Loans	98	157
Installment and Other [Member] | Substandard [Member]
Credit quality indicators
Total Loans	296	310
Installment and Other [Member] | Doubtful [Member]
Credit quality indicators
Total Loans